Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 9,096	$ 14,689	$ 38,558
Interest on financial related parties	18,227	10,329	0
Interest expense on leasing arrangements	28,568	34,146	33,535
Other financial expenses	5,257	3,236	2,066
Amortization of transaction cost associated with financial debt	415	176	1,495
Interest expense and other financial costs	$ 61,563	$ 62,576	$ 75,654